Derivative financial liability - current (Details 1)	12 Months Ended
Dec. 31, 2022 £ / shares shares
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Adr warrants number | shares	30,000
Original price per ads | £ / shares	£ 125.00
New price per adr | £ / shares	£ 4.00
Equivalent ordinary shares | shares	150,000
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Adr warrants number | shares	32,550
Original price per ads | £ / shares	£ 41.00
New price per adr | £ / shares	£ 4.00
Equivalent ordinary shares | shares	162,750